Determination of fair values - Summary of marathon warrants recognized at fair value and considered level 3 (Detail) - Revenue multiple, measurement input [member] - Warrant reserve [member] - At fair value [member]
Nov. 30, 2024
Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	(100)
Top of range
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	100